Related Party Disclosures	6 Months Ended
Jun. 30, 2023
Related Party Disclosures [Abstract]
Related Party Disclosures
26.
RELATED PARTY DISCLOSURES
(i)
Compensation of key management personnel

The remuneration of directors of the Company and other members of key management were as follows:

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Short term benefits	1,626	1,540
Retirement benefit scheme contributions	8	6
Share-based payment	2,673	1,117
	4,307	2,663

The remuneration of key management personnel is determined by the directors of the Company having regard to the performance of individuals and market trends.